Short-term loans (Details Narrative) - Other loans from related party [member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Other loans from a related party	$ 240,981	$ 8,249,052
Interest rate		0.50%
Outstanding loan		$ 8,200,000
Yu ning chiang [member]
IfrsStatementLineItems [Line Items]
Interest rate		0.50%